Leases (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Operating lease expenses	$ 163,310	$ 320,330
Short-term lease expenses	$ 35,829	$ 59,553
Minimum [Member]
Leases [Line Items]
Lease term	3 months
Maximum [Member]
Leases [Line Items]
Lease term	41 months